Litigation, regulatory and similar matters (Detail 1) $ in Millions	3 Months Ended
	Jun. 30, 2021 USD ($)
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	$ 2,481
Increase in provisions recognized in the income statement	267
Release of provisions recognized in the income statement	(34)
Provisions used in conformity with designated purpose	(82)
Foreign currency translation / unwind of discount	13
Balance at the end of period	2,646
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	2,072	[1],[2]
Increase in provisions recognized in the income statement	87	[1],[2]
Release of provisions recognized in the income statement	(24)	[1],[2]
Provisions used in conformity with designated purpose	(27)	[1],[2]
Foreign currency translation / unwind of discount	11	[1],[2]
Balance at the end of period	2,119	[1],[2]
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	810	[2]
Increase in provisions recognized in the income statement	20	[2]
Release of provisions recognized in the income statement	(11)	[2]
Provisions used in conformity with designated purpose	(27)	[2]
Foreign currency translation / unwind of discount	8	[2]
Balance at the end of period	800	[2]
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	109	[2]
Increase in provisions recognized in the income statement	0	[2]
Release of provisions recognized in the income statement	(11)	[2]
Provisions used in conformity with designated purpose	0	[2]
Foreign currency translation / unwind of discount	2	[2]
Balance at the end of period	100	[2]
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	1	[2]
Increase in provisions recognized in the income statement	0	[2]
Release of provisions recognized in the income statement	0	[2]
Provisions used in conformity with designated purpose	0	[2]
Foreign currency translation / unwind of discount	0	[2]
Balance at the end of period	1	[2]
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	217	[2]
Increase in provisions recognized in the income statement	66	[2]
Release of provisions recognized in the income statement	(2)	[2]
Provisions used in conformity with designated purpose	0	[2]
Foreign currency translation / unwind of discount	1	[2]
Balance at the end of period	282	[2]
Litigation, regulatory and similar matters | Group Functions
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	935	[2]
Increase in provisions recognized in the income statement	1	[2]
Release of provisions recognized in the income statement	0	[2]
Provisions used in conformity with designated purpose	0	[2]
Foreign currency translation / unwind of discount	0	[2]
Balance at the end of period	$ 936	[2]

[1]	Comprises provisions for losses resulting from legal, liability and compliance risks
[2]	Provisions, if any, for matters described in this Note are recorded in Global Wealth Management (item 3 and item 4) and Group Functions (item 2). Provisions, if any, for the matters described in items 1 and 6 of this Note are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this Note in item 5 are allocated between the Investment Bank and Group Functions.